SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Annual Depreciation Rates
Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Buildings	3 - 4
Machinery and equipment	10 - 33 (mainly 10%)
Motor vehicles	15
Promotional displays	15 - 50
Office furniture and equipment	6 - 33
Leasehold improvements	By the shorter of the term of the lease or the useful life of the assets

Schedule of Intangible Assets Amortization Rates
Intangible assets were amortized based on the straight-line method or acceleration method, at the following weighted average annual rates:

%

Patents	10
Technology	12.5-20
Customer relationships	10.3-25
Backlog	100

Schedule of Fair Value Assumptions for Stock Options
The following assumptions were used in the Binomial option pricing model for the years ended December 31, 2015 and 2016 (no options were granted in 2017):

	2015	2016

Dividend yield	0%	0%
Expected volatility	36.86%-50.05%	27.72%-46.02%
Risk-free interest	0.24%-2.16%	0.61%-1.59%
Contractual term	4-7 years	5-7 years
Forfeiture rate	10%	10%
Suboptimal exercise multiple	1.41	1.41

Schedule of Product Warranty Accrual
The following table provides the detail of the change in the Company's warranty accrual, which is a component of other accrued liabilities on the consolidated balance sheets for the years ended December 31, 2016 and 2017:

	December 31,
	2016	2017

Warranty provision, beginning of year	$1,213	$1,197
Charged to costs and expenses relating to new sales	452	230
Costs of warranties granted	(456)	(251)
Foreign currency translation adjustments	(12)	105

Warranty provision, end of year	$1,197	$1,281

Schedule of Changes in Allowance for Doubtful Accounts
Changes in the Company's allowance for doubtful accounts during the three years period ended December 31, 2017 are as follows:

	Year ended December 31,
	2015	2016	2017

Balance at the beginning of the year	$1,802	$2,331	$2,064
Doubtful debt expenses during the year	749	429	299
Customers write-offs/collection during the year, net	(185)	(706)	(957)
Exchange rate	(35)	10	151

	$2,331	$2,064	$1,557

Schedule of Accumulated Other Comprehensive Income
The total accumulated other comprehensive income (loss), net was comprised as follows:

	Year ended December 31,
	2015	2016	2017

Foreign currency translation adjustments	$(1,850)	$(1,923)	$(87)

Total accumulated other comprehensive income (loss)	$(1,850)	$(1,923)	$(87)